Sales revenues (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of sales revenues

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Diesel	14,055	15,387	6,979	7,082
Gasoline	6,278	7,469	3,073	3,775
Liquefied petroleum gas	1,551	1,880	793	951
Jet fuel	2,331	2,508	1,147	1,102
Naphtha	910	908	483	430
Fuel oil (including bunker fuel)	577	547	233	261
Other oil products	2,092	2,212	1,073	1,128
Subtotal oil products	27,794	30,911	13,781	14,729
Natural gas	2,458	2,955	1,136	1,429
Crude oil	2,278	2,715	1,049	1,365
Renewables and nitrogen products	74	46	43	25
Breakage	261	438	121	218
Electricity	232	263	104	153
Services, agency and others	449	525	202	281
Domestic market	33,546	37,853	16,436	18,200

Exports	13,144	11,172	6,746	4,431
Crude oil	10,074	8,456	5,163	2,909
Fuel oil (including bunker fuel)	2,448	2,363	1,126	1,329
Other oil products and other products	622	353	457	193
Sales abroad (1)	545	725	285	348
Foreign market	13,689	11,897	7,031	4,779
Sales revenues	47,235	49,750	23,467	22,979
(1)	Sales revenues from operations outside of Brazil, including trading and excluding exports.

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Domestic market	33,546	37,853	16,436	18,200
China	4,388	3,475	2,907	982
Americas (except United States)	2,004	2,654	953	1,231
Europe	2,702	2,046	1,489	698
Asia (except China and Singapore)	906	693	423	218
United States	2,137	1,305	662	742
Singapore	1,541	1,723	591	908
Others	11	2	6	1
Foreign market	13,689	11,897	7,031	4,779
Sales revenues	47,235	49,750	23,467	22,979